Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 03, 2017
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Feb. 03, 2017
Document Effective Date	Feb. 03, 2017
Prospectus Date	Feb. 03, 2017
InfraCap REIT Preferred ETF | InfraCap REIT Preferred ETF
Risk/Return:
Trading Symbol	PFFR